                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05
                                    --------

               Date of Reporting Period: Six Months Ended 5/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

18TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$7.20		$6.76
Income From Investment Operations:
Net investment income	0.18		0.31
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.03		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.77
Less Distributions:
Distributions from net investment income	(0.22)		(0.33)
Distributions from net realized gain on investments and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.22)		(0.33)
Net Asset Value, End of Period	$7.19		$7.20
Total Return [3]	2.87%		11.63%

Ratios to Average Net Assets:
Expenses	1.32	% [4,5]	1.34	% [5]
Net investment income	4.89	% [4]	4.42%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$314,921		$310,027
Portfolio turnover	21%		59%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios, and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended May 31,2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.32%, 1.34%, 1.30%, and 1.34%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28 or 29,
11/30/2003	[1]	2003		2002		2001	2000
$5.84		$7.87		$9.94		$11.62	$12.42

0.25		0.33		0.34	[2]	0.31	0.36
0.91		(2.03)		(2.05	) [2]	(1.49)	0.34
1.16		(1.70)		(1.71)		(1.18)	0.70

(0.24)		(0.33)		(0.36)		(0.36)	(0.36)
--		--		--		(0.14)	(0.14)
(0.24)		(0.33)		(0.36)		(0.50)	(1.50)
$6.76		$5.84		$7.87		$ 9.94	$11.62
20.20%		(21.94)%		(17.58)%		(10.41)%	5.44%

1.34	% [4,5]	1.38	% [5]	1.27%		1.24%	1.24%
4.72	% [4]	4.98%		3.77	% [2]	2.76%	2.86%
0.00	% [4,7]	0.00	% [7]	--		0.01%	0.01%

$281,381		$213,915		$363,449		$523,944	$688,761
94%		140%		95%		84%	127%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$7.21		$6.77
Income From Investment Operations:
Net investment income	0.15		0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.03		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.72
Less Distributions:
Distributions from net investment income	(0.19)		(0.28)
Distributions from net realized gain on investments and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.19)		(0.28)
Net Asset Value, End of Period	$7.20		$7.21
Total Return [3]	2.48%		10.77%

Ratios to Average Net Assets:
Expenses	2.07	% [4,5]	2.09	% [5]
Net investment income	4.15	% [4]	3.68%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,916		$49,900
Portfolio turnover	21%		59%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios, and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.07%, 2.09%, 2.05%, and 2.09%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28 or 29,
11/30/2003	[1]	2003		2002		2001	2000
$5.84		$7.88		$9.95		$11.63	$12.42

0.21		0.28		0.28	[2]	0.23	0.26
0.93		(2.04)		(2.06	) [2]	(1.50)	0.35
1.14		(1.76)		(1.78)		(1.27)	0.61

(0.21)		(0.28)		(0.29)		(0.27)	(0.26)
--		--		--		(0.14)	(1.14)
(0.21)		(0.28)		(0.29)		(0.41)	(1.40)
$6.77		$5.84		$7.88		$ 9.95	$11.63
19.71%		(22.64)%		(18.19)%		(11.09)%	4.73%

2.09	% [4,5]	2.13	% [5]	2.02%		2.00%	1.99%
3.97	% [4]	4.20%		3.01	% [2]	2.01%	2.10%
0.00	% [4,7]	0.00	% [7]	--		--

$46,836		$35,409		$63,249		$100,487	$135,245
94%		140%		95%		84%	127%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$7.20		$6.76
Income From Investment Operations:
Net investment income	0.15		0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.03		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.72
Less Distributions:
Distributions from net investment income	(0.19)		(0.28)
Distributions from net realized gain on investments and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.19)		(0.28)
Net Asset Value, End of Period	$7.19		$7.20
Total Return [3]	2.48%		10.78%

Ratios to Average Net Assets:
Expenses	2.07	% [4,5]	2.09	% [5]
Net investment income	4.17	% [4]	3.66%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,427		$20,400
Portfolio turnover	21%		59%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios, and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.07%, 2.09%, 2.05%, and 2.09%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28 or 29,
11/30/2003	[1]	2003		2002		2001	2000
$5.84		$7.87		$9.94		$11.62	$12.42

0.21		0.29		0.28	[2]	0.23	0.26
0.92		(2.04)		(2.06	) [2]	(1.49)	0.34
1.13		(1.75)		(1.78)		(1.26)	0.60

(0.21)		(0.28)		(0.29)		(0.28)	(0.26)
--		--		--		(0.14)	(0.14)
(0.21)		(0.28)		(0.29)		(0.42)	(1.40)
$6.76		$5.84		$7.87		$ 9.94	$11.62
19.53%		(22.54)%		(18.21)%		(11.09)%	4.65%

2.09	% [4,5]	2.13	% [5]	2.02%		2.00%	1.99%
3.97	% [4]	4.22%		3.01	% [2]	2.00%	2.11%
0.00	% [4,7]	0.00	% [7]	--		--	--

		$13,063		$22,467		$34,223	$51,708
94%		140%		95%		84%	127%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$7.20		$6.76
Income From Investment Operations:
Net investment income	0.19		0.34
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.01		0.43
TOTAL FROM INVESTMENT OPERATIONS	0.20		0.77
Less Distributions:
Distributions from net investment income	(0.22)		(0.33)
Distributions from net realized gain on investments and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.22)		(0.33)
Net Asset Value, End of Period	$7.18		$7.20
Total Return [3]	2.73%		11.63%

Ratios to Average Net Assets:
Expenses	1.32	% [4,5]	1.34	% [5]
Net investment income	4.89	% [4]	4.45%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$104,033		$110,207
Portfolio turnover	21%		59%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios, and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.32%, 1.34%, 1.30%, and 1.34%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28 or 29,
11/30/2003	[1]	2003		2002		2001	2000
$5.84		$7.87		$9.94		$11.62	$12.41

0.26		0.36		0.36	[2]	0.33	0.37
0.90		(2.06)		(2.07	) [2]	(1.51)	0.34
1.16		(1.70)		(1.71)		(1.18)	0.71

(0.24)		(0.33)		(0.36)		(0.36)	(0.36)
--		--		--		(0.14)	(0.14)
(0.24)		(0.33)		(0.36)		(0.50)	(1.50)
$6.76		$5.84		$7.87		$ 9.94	$11.62
20.20%		(21.94)%		(17.58)%		(10.40)%	5.55%

1.34	% [4,5]	1.38	% [5]	1.27%		1.22%	1.21%
4.72	% [4]	4.97%		3.76	% [2]	2.78%	2.89%
0.00	% [4,7]	0.00	% [7]	--		0.03%	0.03%

$123,128		$119,963		$205,750		$315,231	$461,145
94%		140%		95%		84%	127%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,028.70	$ 6.68
Class B Shares	$1,000	$1,024.80	$10.45
Class C Shares	$1,000	$1,024.80	$10.45
Class F Shares	$1,000	$1,027.30	$ 6.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$ 6.64
Class B Shares	$1,000	$1,014.61	$10.40
Class C Shares	$1,000	$1,014.61	$10.40
Class F Shares	$1,000	$1,018.35	$ 6.64

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.32%
Class B Shares	2.07%
Class C Shares	2.07%
Class F Shares	1.32%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	31.3%
Domestic Fixed Income Securities	30.9%
International Fixed Income Securities	19.9%
International Equity Securities	11.6%
Cash Equivalents [2]	6.9%
Other Assets and Liabilities--Net	(0.6)%
TOTAL	100.0%

At May 31, 2005, the Fund's credit-quality ratings composition 3 for its fixed-income securities was as follows:

S&P Long-Term Ratings as Percentage of Fixed-Income Securities		Moody's Long-Term Ratings as Percentage of Fixed-Income Securities
AAA	16.8%	Aaa	16.8%
A	3.9%	A	1.1%
BBB	8.7%	Baa	16.3%
BB	35.0%	Ba	18.1%
B	29.3%	B	36.6%
CCC	5.3%	Caa	8.6%
		Ca	0.4%
Not rated by S&P	1.0%	Not rated by Moody's	2.1%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category Of the portfolio's fixed-income securities, 0.4% do not have long-term ratings by either of these NRSROs. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

At May 31, 2005 the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	23.1%
Consumer Discretionary	11.1%
Energy	11.1%
Telecommunication Services	11.0%
Utilities	9.3%
Consumer Staples	8.6%
Industrials	7.9%
Healthcare	7.4%
Materials	4.7%
Technology	4.5%
Information Technology	1.3%
TOTAL	100.0%

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--37.9%
		Consumer Discretionary--4.2%
12,800		Dow Jones & Co.	$454,400
42,400		Electrolux AB, ADR, Class B	1,858,180
30,200		La-Z Boy Chair Co.	403,170
100,042		Limited, Inc.	2,057,863
89,700		Mattel, Inc.	1,630,746
94,400		May Department Stores Co.	3,602,304
38,700		McDonald's Corp.	1,197,378
110,100		Newell Rubbermaid, Inc.	2,509,179
342,100		Pearson PLC, ADR	4,139,410
52,400		Tupperware Corp.	1,184,240
23,400		Whirlpool Corp.	1,609,920
		TOTAL	20,646,790
		Consumer Staples--3.4%
18,600		Albertsons, Inc.	390,414
66,300		Altria Group, Inc.	4,451,382
43,200		Coca-Cola Co.	1,928,016
8,000		Kimberly-Clark Corp.	514,640
143,000		Loews Corp. - Carolina Group	4,272,840
10,900		PepsiCo, Inc.	613,670
107,600		Sara Lee Corp.	2,183,204
55,800		Unilever PLC, ADR	2,202,426
		TOTAL	16,556,592
		Energy--4.2%
35,300		BP PLC, ADR	2,125,060
32,300		Chevron Corp.	1,737,094
17,200		ENI SpA, ADR	2,206,416
74,100		Exxon Mobil Corp.	4,164,420
29,400		Kinder Morgan, Inc.	2,284,674
12,900		Norsk Hydro A.S., ADR	1,048,899
55,100		Royal Dutch Petroleum Co., ADR	3,227,758
50,000		Tidewater, Inc.	1,730,000
19,000		Total SA, ADR, Class B	2,112,610
		TOTAL	20,636,931
Shares			Value
		COMMON STOCKS--continued
		Financials--10.9%
12,200		Ace, Ltd.	$527,284
147,600		Allstate Corp.	8,590,320
12,000		BB&T Corp.	479,280
75,534		Bank of America Corp.	3,498,734
48,200		Bank of New York Co., Inc.	1,389,124
27,600		Capital Federal Financial	914,112
7,000		Chubb Corp.	589,610
114,400		Citigroup, Inc.	5,389,384
39,900		Comerica, Inc.	2,229,612
53,000		Friedman, Billings, Ramsey Group, Inc., Class A	691,650
97,000		J.P. Morgan Chase & Co.	3,467,750
127,600		Lloyds TSB Group PLC, ADR	4,251,632
110,200		MBNA Corp.	2,324,118
56,700		Mellon Financial Corp.	1,573,992
37,500		Morgan Stanley	1,836,000
45,300		Nationwide Financial Services, Inc., Class A	1,729,554
183,600		New York Community Bancorp, Inc.	3,345,192
121,000		Regions Financial Corp.	4,075,280
110,700		Trizec Properties, Inc.	2,159,757
7,100		UBS AG - U.S. issue	549,185
132,900		U.S. Bancorp	3,897,957
		TOTAL	53,509,527
		Healthcare--2.3%
83,100		GlaxoSmithKline PLC, ADR	4,130,070
71,200		Merck & Co., Inc.	2,309,728
30,000		Pfizer, Inc.	837,000
86,800		Wyeth	3,764,516
		TOTAL	11,041,314
		Industrials--3.0%
58,300		BAE Systems PLC, ADR	1,144,364
248,100		General Electric Co.	9,050,688
13,100		Honeywell International, Inc.	474,613
22,000		Quebecor World, Inc.	418,880
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
40,800		TNT NV, ADR	$1,048,560
8,400		Union Pacific Corp.	562,464
68,500		Waste Management, Inc.	2,020,065
		TOTAL	14,719,634
		Information Technology--0.5%
25,700		Hewlett-Packard Co.	578,507
29,769		Motorola, Inc.	517,088
81,000		Nokia Oyj, ADR, Class A	1,365,660
		TOTAL	2,461,255
		Materials--1.8%
18,200		Air Products & Chemicals, Inc.	1,096,186
15,600		Ciba Specialty Chemical AG, ADR	466,128
33,800		Du Pont (E.I.) de Nemours & Co.	1,572,038
24,300		Hanson PLC, ADR	1,122,417
33,700		Southern Peru Copper Corp.	1,565,702
146,900		UPM - Kymmene OY, ADR	2,861,612
		TOTAL	8,684,083
		Telecommunication Services--4.1%
152,100		AT&T Corp.	2,857,959
33,206		Alltel Corp.	1,931,593
45,100		BCE, Inc.	1,037,300
54,700		BellSouth Corp.	1,463,772
192,300		Magyar Telekom, ADR	3,811,386
149,000		SBC Communications, Inc.	3,483,620
191,200		TDC A/S, ADR	4,212,136
83,400		Telstra Corp. Ltd., ADR	1,589,604
		TOTAL	20,387,370
		Utilities--3.5%
17,300		Black Hills Corp.	633,526
21,700		Duke Energy Corp.	596,316
31,300		Edison International	1,150,275
120,900		Energias de Portugal SA, ADR	3,078,114
9,300		Equitable Resources, Inc.	591,108
50,900		Northeast Utilities Co.	1,008,329
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--continued
92,600		Pinnacle West Capital Corp.	$4,085,512
40,100		RWE AG, RDC	2,460,821
209,500		Scottish & Southern Energy PLC, ADR	3,747,620
		TOTAL	17,351,621
		TOTAL COMMON STOCKS (IDENTIFIED COST $162,915,796)	185,995,117
		CORPORATE BONDS--5.5%
		Basic Industry - Metals & Mining--0.3%
$1,500,000		Placer Dome, Inc., Bond, 8.5%, 12/31/2045	1,587,449
		Basic Industry - Paper--0.4%
1,400,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,590,413
400,000		Westvaco Corp., Sr. Deb., 7.5%, 6/15/2027	469,924
		TOTAL	2,060,337
		Brewing--0.3%
1,250,000	[1]	Bavaria, Series 144A, 8.875%, 11/01/2010	1,375,000
		Communications - Media & Cable--0.2%
50,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	50,730
1,000,000		Continental Cablevision, Sr. Deb., 9.5%, 8/1/2013	1,062,140
		TOTAL	1,112,870
		Communications - Media Noncable--0.6%
1,000,000		British Sky Broadcasting Group PLC, 8.2%, 7/15/2009	1,129,222
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,919,456
		TOTAL	3,048,678
		Communications - Telecom Wirelines--0.3%
1,500,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	1,533,600
		Consumer Cyclical - Automotive--0.3%
350,000		General Motors Acceptance, 4.5%, 7/15/2006	343,411
1,500,000		General Motors Acceptance, 6.875%, 9/15/2011	1,309,740
		TOTAL	1,653,151
		Consumer Cyclical - Entertainment--0.1%
500,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	523,645
		Consumer Non-Cyclical Tobacco--0.1%
260,000		Philip Morris, Note, 6.375%, 2/1/2006	263,666
Principal Amount			Value
		CORPORATE BONDS--continued
		Container & Glass Products--0.3%
$360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	$339,300
1,200,000	[1]	Vitro SA, Note, Series 144A, 11.75%, 11/01/2013	1,029,000
		TOTAL	1,368,300
		Financial Institution - Banking--0.4%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,712,490
		Financial Institution - Brokerage--0.3%
1,500,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	1,532,865
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,961,460
		Oil & Gas--0.7%
1,500,000	[1]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	1,811,250
1,950,000	[1]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/01/2017	1,833,000
		TOTAL	3,644,250
		Steel--0.2%
900,000	[1]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	963,000
		Telecommunications & Cellular--0.3%
1,350,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	1,609,875
		Utilities--0.3%
1,200,000	[1]	CIA Saneamento Basico, Note, Series 144A, 12%, 6/20/2008	1,350,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,485,575)	27,300,636
		GOVERNMENTS/AGENCIES--7.9%
		Sovereign--7.9%
2,900,000		Brazil, Government of, Bond, 11.5%, 3/12/2008	3,349,500
2,000,000		Brazil, Government of, Note, 12%, 4/15/2010	2,440,000
950,000		Bulgaria, Government of, Bond, Series REGS, 8.25%, 1/15/2015	1,189,258
1,740,000		Colombia, Government of, 10%, 1/23/2012	1,998,390
37,140,500		Mexico Fixed Rate Bonds, Bond, Series MI10, 8%, 12/19/2013	3,084,364
44,250,000		Mexican Fixed Rate Bonds, Series M 20, 8%, 12/07/2023	3,396,700
2,550,000		Mexico, Government of, Bond, 8%, 9/24/2022	3,105,135
1,000,000		Mexico, Government of, Bond, 11.5%, 5/15/2026	1,605,000
350,000		Mexico, Government of, Note, 8.125%, 12/30/2019	428,033
850,000		Philippines, Government, Note, 8.25%, 1/15/2014	869,125
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$1,000,000		Republic of Peru, 7.5%, 10/14/2014	$1,362,834
4,100,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	4,481,915
1,500,000		Russia, Government of, Series REGS, 10.%, 6/26/2007	1,661,850
2,600,000		Turkey, Government of, Bond, 1/18/2006	1,983,584
2,750,000		Turkey, Government of, 11%, 1/14/2013	3,432,000
1,100,000		Venezuela, Government of, 8.5%, 10/08/2014	1,108,250
1,250,000		Venezuela, Government of, 10.75%, 9/19/2013	1,425,000
2,030,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,051,315
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $34,259,789)	38,972,253
		PREFERRED STOCKS--4.9%
		Consumer Discretionary--0.1%
29,500		General Motors Corp., Conv. Pfd., Series C, $3.13, Annual Dividend	623,925
		Financials--1.3%
59,300		Chubb Corp., PRIDES, $1.75, Annual Dividend	1,840,079
13		Federal National Mortgage Association, Conv. Pfd.	1,256,788
8,800		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	461,736
110,400		XL Capital Ltd., PEPS, $1.63, Annual Dividend	2,651,808
		TOTAL	6,210,411
		Healthcare--1.1%
41,000		Baxter International, Inc, PEPS, $3.50, Annual Dividend	2,275,500
101,800	[1]	Morgan Stanley & Co., In, PERCS, Series MCK	3,234,695
		TOTAL	5,510,195
		Technology--2.0%
130,700	[1]	Morgan Stanley & Co., In, PERCS, Series DOX	3,192,347
155,400	[1]	Morgan Stanley & Co., Inc., PERCS, Series CHKP	3,337,215
216,500	[1]	Morgan Stanley & Co., In, PERCS, Series CDN	2,990,947
		TOTAL	9,520,509
		Utilities--0.4%
53,100		ONEOK, Inc., PEPS, $2.13, Annual Dividend	1,993,374
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $21,740,942)	23,858,414
Principal Amount or Shares			Value
		U.S. TREASURY--1.2%
$5,590,000		United States Treasury Bond, 10.750%, 8/15/2005 (IDENTIFIED COST $6,797,091)	$5,680,167
		Put Options--0.0%
6,200,000		State Street MXN PUT/USD CALL; Expiration Date: 6/10/2005 (IDENTIFIED COST $71,610)	186
		MUTUAL FUNDS--38.1% [2]
2,730,978		Emerging Markets Fixed Income Core Fund	46,200,758
3,532,268		Federated Mortgage Core Portfolio	35,817,203
15,626,263		High Yield Bond Portfolio	105,321,012
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $179,524,043)	187,338,973
		REPURCHASE AGREEMENTS--4.1%
20,308,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $20,309,737 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	$20,308,000
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $451,102,846) [3]	489,453,746
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,843,451
		TOTAL NET ASSETS--100%	$491,297,197

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $23,077,914 which represents 4.7% of total net assets.

2 Affiliated companies.

3 The cost of investments for federal tax purposes amounts to $452,480,210.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MXN	--Mexican Peso
PEPS	--Participating Equity Preferred Shares
PERCS	--Preferred Equity Redemption Cumulative Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $187,338,973 of investments in affiliated issuers (Note 5) (identified cost $451,102,846)		$489,453,746
Cash		19,435
Cash denominated in foreign currency (identified cost $24,891)		24,964
Income receivable		2,462,902
Receivable for investments sold		328
Receivable for shares sold		765,478
TOTAL ASSETS		492,726,853
Liabilities:
Payable for shares redeemed	$651,243
Income distribution payable	302,781
Payable for custodian fees	18,527
Payable for transfer and dividend disbursing agent fees and expenses	244,747
Payable for distribution services fee (Note 5)	45,432
Payable for shareholder services fee (Note 5)	102,744
Accrued expenses	64,182
TOTAL LIABILITIES		1,429,656
Net assets for 68,359,862 shares outstanding		$491,297,197
Net Assets Consist of:
Paid-in capital		$774,145,958
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		38,353,324
Accumulated net realized loss on investments, options and foreign currency transactions		(320,637,283)
Distributions in excess of net investment income		(564,802)
TOTAL NET ASSETS		$491,297,197

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($314,921,031 ÷ 43,819,368 shares outstanding) no par value, unlimited shares authorized	$7.19
Offering price per share (100/94.50 of $7.19) [1]	$7.61
Redemption proceeds per share	$7.19
Class B Shares:
Net asset value per share ($50,915,709 ÷ 7,075,961 shares outstanding) no par value, unlimited shares authorized	$7.20
Offering price per share	$7.20
Redemption proceeds per share (94.50/100 of $7.20) [1]	$6.80
Class C Shares:
Net asset value per share ($21,427,204 ÷ 2,980,625 shares outstanding) no par value, unlimited shares authorized	$7.19
Offering price per share (100/99.00 of $7.19) [1]	$7.26
Redemption proceeds per share (99.00/100 of $7.19) [1]	$7.12
Class F Shares:
Net asset value per share ($104,033,253 ÷ 14,483,908 shares outstanding) no par value, unlimited shares authorized	$7.18
Offering price per share (100/99.00 of $7.18) [1]	$7.25
Redemption proceeds per share (99.00/100 of $7.18) [1]	$7.11

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $5,346,360 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $251,855)		$9,920,135
Interest		5,222,094
Interest income allocated from affiliated partnership (Note 5)		156,549
TOTAL INCOME		15,298,778
Expenses:
Investment adviser fee (Note 5)	$1,848,073
Administrative personnel and services fee (Note 5)	198,030
Custodian fees	32,784
Transfer and dividend disbursing agent fees and expenses	399,170
Directors'/Trustees' fees	2,787
Auditing fees	13,442
Legal fees	5,770
Portfolio accounting fees	68,303
Distribution services fee--Class B Shares (Note 5)	188,831
Distribution services fee--Class C Shares (Note 5)	78,492
Shareholder services fee--Class A Shares (Note 5)	392,067
Shareholder services fee--Class B Shares (Note 5)	62,944
Shareholder services fee--Class C Shares (Note 5)	26,086
Shareholder services fee--Class F Shares (Note 5)	131,082
Share registration costs	31,347
Printing and postage	40,777
Insurance premiums	5,595
Miscellaneous	3,421
Expenses before allocation	3,529,001
Expenses allocated from partnership (Note 5)	1,127
TOTAL EXPENSES	3,530,128

Statement of Operations-continued

Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(10,266)
Fees paid indirectly from directed broker arrangements	(11,202)
TOTAL WAIVER AND EXPENSE REDUCTION		$(21,468)
Net expenses			$3,508,660
Net investment income			11,790,118
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $235,778 in affiliated companies) and net of foreign taxes withheld of $25,370			8,251,924
Net realized gain from partnership			1,503
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			(6,665,879)
Net realized and unrealized gain on investments, options, and foreign currency transactions			1,587,548
Change in net assets resulting from operations			$13,377,666

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,790,118	$20,676,309
Net realized gain on investments including allocation from partnership, options and foreign currency transactions	8,253,427	30,955,823
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(6,665,879)	348,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,377,666	51,980,378
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,319,185)	(13,871,822)
Class B Shares	(1,309,003)	(1,881,870)
Class C Shares	(543,851)	(728,906)
Class F Shares	(3,202,553)	(5,409,285)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,374,592)	(21,891,883)
Share Transactions:
Proceeds from sale of shares	34,574,078	73,224,806
Net asset value of shares issued to shareholders in payment of distributions declared	12,069,018	18,164,463
Cost of shares redeemed	(44,883,662)	(99,103,270)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,759,434	(7,714,001)
Change in net assets	762,508	22,374,494
Net Assets:
Beginning of period	490,534,689	468,160,195
End of period (including undistributed (distribution in excess of) net investment income of $(564,802) and $2,019,672 respectively)	$491,297,197	$490,534,689

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the "Fund"). Effective May 27, 2003, the Fund became a portfolio of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC) the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of Core Trust. A copy of each Core Trust Series' financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$ 670,033
High-Yield Bond Portfolio	$4,676,304

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees on behalf of Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,378,768	$24,481,264	7,332,443	$51,312,837
Shares issued to shareholders in payment of distributions declared	1,171,662	8,466,420	1,798,672	12,548,944
Shares redeemed	(3,782,506)	(27,365,447)	(7,690,144)	(53,755,275)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	767,924	$5,582,237	1,440,971	$10,106,506

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	943,368	$6,827,020	2,116,560	$14,817,706
Shares issued to shareholders in payment of distributions declared	138,812	1,004,923	203,651	1,422,604
Shares redeemed	(927,265)	(6,725,727)	(2,318,208)	(16,212,018)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	154,915	$1,106,216	2,003	$28,292

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	329,423	$2,390,070	782,137	$5,498,113
Shares issued to shareholders in payment of distributions declared	52,798	381,728	72,950	509,093
Shares redeemed	(233,621)	(1,695,612)	(510,077)	(3,569,463)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	148,600	$1,076,186	345,010	$2,437,743

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	121,254	$875,724	227,129	$1,596,150
Shares issued to shareholders in payment of distributions declared	306,673	2,215,947	528,398	3,683,822
Shares redeemed	(1,256,788)	(9,096,876)	(3,661,670)	(25,566,514)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(828,861)	$(6,005,205)	(2,906,143)	$(20,286,542)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	242,578	$1,759,434	(1,118,159)	$(7,714,001)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $452,480,210. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $36,973,536. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,279,243 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,305,707.

At November 30, 2004, the Fund had a capital loss carryforward of $323,410,657 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 89,711,824
2010	$205,719,244
2011	$ 27,979,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research II Ltd. (Passport II), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser's general partner is Federated Equity Management Company of Pennsylvania (FEMCOPA). The Adviser may voluntarily choose to waive any portion of their fees. The Adviser can modify or terminate this voluntary waiver at any time at their sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$156,549
Federated Mortgage Core Portfolio	$670,033
High-Yield Bond Portfolio	$4,676,304
Prime Value Obligations Fund	$23

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $8,795 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC, the principal distributor, retained $83,609 in sales charges from the sale of Class A Shares. FSC also retained $397 relating to redemptions of Class C Shares and $945 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $22,894 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$98,774,209
Sales	$99,072,387

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1 800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

8092606 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                   J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                   Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005